August 18, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Whitehall Funds (the "Trust") 33-64845

Commissioners:

Enclosed is the 97th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A (the "Amendment"), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the "1933 Act"). The purpose of this amendment is to add Vanguard International Dividend Growth Fund, a new series of the Trust, which will be offered in an Investor Share Class.

Pursuant to the requirements of Rule 485(a)(2), we request that the Amendment become effective on November 1, 2023. On the effective date, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have questions or comments concerning the enclosed Amendment, please contact me (610) 669-9296, (anthony_coletta@vanguard.com).

Sincerely,

/s/Anthony Coletta

Anthony Coletta

Assistant General Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission